Risk Report - Liquidity Risk (Tables)	12 Months Ended
Dec. 31, 2019
Liquidity Risk [Abstract]
Global All Currency Daily Stress Testing Results [text block table]

Global All Currency Daily Stress Testing Results

	Dec 31, 2019			Dec 31, 2018
in € bn.	Funding Gap¹	Gap Closure²	Net Liquidity Position	Funding Gap¹	Gap Closure²	Net Liquidity Position
Systemic market risk	115	190	75	93	209	116
1 notch downgrade (DB specific)	103	192	90	63	193	131
Severe downgrade (DB specific)	223	260	37	222	278	57
Combined[3]	236	260	24	231	279	48

[1]Funding gap caused by impaired rollover of liabilities and other projected outflows.

[2]Based on liquidity generation through Liquidity Reserves and other business mitigants.

[3]Combined impact of systemic market risk and severe downgrade.